Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued expenses and other current liabilities [Abstract]
Summary of accrued expenses and other current liabilities
	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
Deposits from packaged-tour users	31,269	56,793	8,180
Deposit from HNA	649,360	—	—
Payable for business acquisition	26,781	21,664	3,121
Accrued liabilities related to customers incentive program	34,633	46,594	6,711
Accrued professional service fees	12,373	25,156	3,623
Accrued advertising expenses	56,293	315,651	45,463
Notes payable	70,000	—	—
Advanced payment from banks	21,575	11,006	1,585
Others	123,998	112,424	16,193
Total	1,026,282	589,288	84,876